Document And Entity Information (USD $)	6 Months Ended
	Jul. 02, 2011	Jul. 03, 2010
Entity Registrant Name	ANADIGICS INC
Entity Central Index Key	0000940332
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Accelerated Filer
Entity Public Float		$ 64,370,688
Entity Common Stock, Shares Outstanding	67,813,862
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jul 2, 2011

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Jul. 02, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 77,422	$ 97,129
Short-term marketable securities	11,174	0
Accounts receivable, net	16,905	35,299
Inventories	21,265	20,734
Prepaid expenses and other current assets	4,896	3,319
Total current assets	131,662	156,481
Marketable securities	14,848	8,964
Plant and equipment:
Equipment and furniture	208,227	205,493
Leasehold improvements	46,483	46,482
Projects in process	2,211	3,693
Property, Plant and Equipment, Gross, Total	256,921	255,668
Less accumulated depreciation and amortization	(196,569)	(187,549)
Property, Plant and Equipment, Net	60,352	68,119
Other assets	240	248
Total assets	207,102	233,812
Current liabilities:
Accounts payable	11,098	17,968
Accrued liabilities	6,956	10,191
Accrued restructuring costs	186	0
Total current liabilities	18,240	28,159
Other long-term liabilities	2,557	2,689
Commitments and contingencies
Stockholders' equity:
Common stock, $0.01 par value, 144,000 shares authorized, 67,928 issued at July 2, 2011 and 66,916 issued at December 31, 2010	679	669
Additional paid-in capital	595,875	589,562
Accumulated deficit	(413,518)	(389,790)
Accumulated other comprehensive income	3,528	2,782
Treasury stock at cost: 115 shares	(259)	(259)
Total stockholders' equity	186,305	202,964
Total liabilities and stockholders' equity	$ 207,102	$ 233,812

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jul. 02, 2011	Dec. 31, 2010
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	144,000	144,000
Common stock, issued (in shares)	67,928	66,916
Treasury stock shares (in shares)	115	115

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011	Jul. 03, 2010
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 35,583	$ 51,666	$ 79,046	$ 95,197
Cost of sales	29,044	33,853	60,347	63,900
Gross profit	6,539	17,813	18,699	31,297
Research and development expenses	11,340	12,214	24,913	23,995
Selling and administrative expenses	7,329	6,892	16,765	13,884
Restructuring and impairment (recovery) charges	1,047	(1,717)	1,047	(1,717)
Operating (loss) income	(13,177)	424	(24,026)	(4,865)
Interest income	131	93	272	186
Interest expense	(8)	(43)	(25)	(95)
Other income, net	0	317	51	377
Net (loss) income	$ (13,054)	$ 791	$ (23,728)	$ (4,397)
Earnings (loss) per share
Basic (loss) earnings per share	$ (0.19)	$ 0.01	$ (0.35)	$ (0.07)
Diluted (loss) earnings per share	$ (0.19)	$ 0.01	$ (0.35)	$ (0.07)
Weighted average common shares outstanding used in computing earnings (loss) per share
Basic (in shares)	67,616	64,902	67,327	64,553
Diluted	67,616	67,106	67,327	64,553

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011	Jul. 03, 2010
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net (loss) income	$ (13,054)	$ 791	$ (23,728)	$ (4,397)
Other comprehensive income:
Unrealized gain (loss) on marketable securities	291	(101)	845	301
Foreign currency translation adjustment	(8)	(31)	7	(54)
Reclassification adjustment:
Net recognized gain on marketable securities previously included in other comprehensive income	(46)	(169)	(106)	(169)
Comprehensive (loss) income	$ (12,817)	$ 490	$ (22,982)	$ (4,319)

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	6 Months Ended
	Jul. 02, 2011	Jul. 03, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (23,728)	$ (4,397)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	9,469	9,267
Stock based compensation	6,066	4,861
Marketable securities recovery, accretion, and other	(116)	(341)
Recovery on sale of China building	0	(1,717)
(Gain) loss on disposal of equipment	(16)	30
Changes in operating assets and liabilities:
Accounts receivable	18,394	(9,701)
Inventories	(531)	(1,558)
Prepaid expenses and other assets	(1,569)	(1,164)
Accounts payable	(5,895)	4,001
Accrued liabilities and other liabilities	(3,192)	34
Net cash used in operating activities	(1,118)	(685)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of plant and equipment	(2,643)	(2,642)
Proceeds from sale of building and equipment	0	1,757
Purchases of marketable securities	(16,303)	0
Proceeds from sales and redemptions of marketable securities	100	1,075
Net cash (used in) provided by investing activities	(18,846)	190
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock	257	368
Net cash provided by financing activities	257	368
Net decrease in cash and cash equivalents	(19,707)	(127)
Cash and cash equivalents at beginning of period	97,129	83,172
Cash and cash equivalents at end of period	$ 77,422	$ 83,045

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jul. 02, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

    The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.  In the opinion of management, all adjustments (consisting of normal recurring accruals and adjustments) considered necessary for a fair presentation have been included.  Operating results for the three and six month period ended July 2, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.

    The condensed consolidated balance sheet at December 31, 2010 has been derived from the audited financial statements at that date but does not include all the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements. For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2010.

    The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

    The Company has evaluated subsequent events and determined that there were no subsequent events to recognize or disclose in these unaudited interim condensed consolidated financial statements.

IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS

    Changes to accounting principles generally accepted in the United States of America are established by the Financial Accounting Standards Board (FASB) in the form of Accounting Standards Updates (ASU's) to the FASB's Accounting Standards Codification (ASC).

    There were no recently issued ASU's requiring adoption by the Company as of July 2, 2011 or that are expected to have a material effect on our consolidated financial statements.

INCOME TAXES

    The Company maintains a full valuation allowance on its deferred tax assets.  Accordingly, the Company has not recorded a benefit or provision for income taxes. The Company recognizes interest and penalties related to the underpayment of income taxes in income tax expense. No unrecognized tax benefits, interest or penalties were accrued at July 2, 2011. The Company's U.S. federal net operating losses have occurred since 1998 and as such, tax years subject to potential tax examination could apply from that date because carrying-back net operating loss opens the relevant year to audit.

WARRANTY

    Based on the examination of historical returns and other information it deems critical, the Company estimates that a current charge to income will need to be provided in order to cover future warranty obligations for products sold during the year. The accrued liability for warranty costs is included in Accrued liabilities in the condensed consolidated balance sheets. Changes in the Company's product warranty reserve are as follows:

	Six months ended
	July 2, 2011	July 3, 2010

Beginning balance	571	994
Additions charged to costs and expenses	451	501
Claims processed	(660)	(686)
Ending balance	362	809

MANAGEMENT SEPARATION CHARGES AND SUBSEQUENT EVENT	6 Months Ended
Jul. 02, 2011
RESTRUCTURING, MANAGEMENT SEPARATION CHARGES AND IMPAIRMENT (RECOVERY)
RESTRUCTURING, MANAGEMENT SEPARATION CHARGES AND IMPAIRMENT (RECOVERY)
2.    RESTRUCTURING, MANAGEMENT SEPARATION CHARGES AND IMPAIRMENT RECOVERY

RESTRUCTURING
    In May 2011, the Company implemented a workforce reduction that eliminated approximately 40 positions, resulting in a Restructuring charge of  $1,047 for severance and related benefits during the second quarter of 2011. The unpaid balance at July 2, 2011 was  $186 and was recorded within Accrued restructuring costs.

MANAGEMENT SEPARATION CHARGES
    During the first quarter of 2011, the Company recorded certain management separation charges of  $838 and  $2,111, inclusive of accelerated stock-based compensation of  $568 and  $116, within Research and development and Selling and administrative expenses, respectively. The management separation charges arose from the resignations of our former Chief Executive Officer (CEO) and another Executive Officer, and included contractual separation pay, accelerated vesting of certain equity awards, and certain other costs. The unpaid balance at July 2, 2011 was  $189 and was recorded within Accrued liabilities.

IMPAIRMENT RECOVERY
    During the second quarter of 2010, the Company sold its wafer fabrication building in Kunshan, China for net proceeds of  $1,717, resulting in the partial recovery of a related impairment charge. During 2008, the Company had written-off the value of its unfinished wafer fabrication building following an evaluation of alternatives in light of the then current circumstances, including: surplus industry production capacity, reduced demand experienced by the Company as well as the broader macroeconomic environment. As a result of its analysis of projected discounted cashflows, the Company recorded a  $12,957 impairment charge in 2008 related to the China wafer fabrication facility.

LOSS PER SHARE	6 Months Ended
Jul. 02, 2011
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE
3.    (LOSS) EARNINGS PER SHARE

    The reconciliation of shares used to calculate basic and diluted (loss) earnings per share consists of the following:

	Three months ended		Six months ended
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Weighted average common shares for basic (loss) earnings per share	67,616	64,902	67,327	64,553

Effect of dilutive securities:
Stock options (*)	-	1,689	-	-
Unvested restricted shares (*)	-	515	-	-

Adjusted weighted average shares for diluted (loss) earnings per share	67,616	67,106	67,327	64,553

*	Incremental shares from restricted shares and stock options are computed using the treasury stock method.

    For the three and six months ended July 2, 2011 and July 3, 2010, potential additional dilution arising from any of the Company's outstanding stock options or unvested restricted stock (shares or units) are detailed below. Such potential dilution was excluded as their effect was anti-dilutive.

	Three months ended		Six months ended
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010

Stock options	4,959	1,764	4,959	4,933
Unvested restricted shares and units	2,604	365	2,604	2,060

FAIR VALUE AND MARKETABLE SECURITIES	6 Months Ended
Jul. 02, 2011
FAIR VALUE AND MARKETABLE SECURITIES
FAIR VALUE AND MARKETABLE SECURITIES
4.    FAIR VALUE AND MARKETABLE SECURITIES

FAIR VALUE OF FINANCIAL INSTRUMENTS

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Inputs used to measure fair value are classified in the following hierarchy:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2
Unadjusted quoted prices in active markets for similar assets or liabilities, or unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable for the asset or liability

Level 3	Unobservable inputs for the asset or liability

    The Company endeavors to utilize the best available information in measuring fair value. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following table presents a summary of fair value information for available-for-sale securities as at December 31, 2010 and July 2, 2011:

			Fair Value Measurements at Reporting Date Using
Security Type	Amortized Cost Basis (1)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Former-auction corporate debt security (2)	$1,624	$2,960	$2,960	$-	$-
Auction Rate Securities
Corporate Debt (2)	726	1,199	-	-	1,199
Preferred Equity	2,404	3,110	-	-	3,110
State and Municipal Debt (2)	1,419	1,695	-	-	1,695
Total at December 31, 2010	$6,173	$8,964	$2,960	$-	$6,004

Fixed Income Securities (3)	$14,297	$14,284	$14,284	$-	$-
U.S. Government Agency debt securities (3)	2,000	1,997	1,997	-	-
Former-auction corporate debt security (2)	1,653	3,128	3,128	-	-
Auction Rate Securities
Corporate Debt (2)	744	1,488	-	-	1,488
Preferred Equity	2,404	3,423	-	2,565	858
State and Municipal Debt (2)	1,394	1,702	-	1,702	-
Total at July 2, 2011	$22,492	$26,022	$19,409	$4,267	$2,346

(1)	Difference between amortized cost basis and fair value represents gross unrealized gain or loss.
(2)	Available for sale debt securities with contractual maturities in excess of 10 years.
(3)	Available for sale debt securities with contractual maturities of 2 years or less.

    The fair value of each of the following instruments approximates their carrying value because of the short maturity of these instruments: cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities.

AUCTION RATE SECURITIES AND FORMER-AUCTION CORPORATE DEBT SECURITY

    Auction rate securities (ARS) are generally long-term financial instruments that provided liquidity through a Dutch auction process that resets the applicable interest rate at pre-determined calendar intervals, generally every 28 days. The mechanism generally allowed existing investors to rollover their holdings while continuing to own their respective securities or liquidating their holdings by selling their securities at par value. The Company generally invested in these securities for short periods of time as part of its cash management program. During the second half of 2007 and the first quarter of 2008, auction rate corporate, state and municipal debt, and preferred securities failed to auction due to sell orders exceeding buy orders and trading continues to be constrained. The funds associated with the failed auctions will not be accessible until a successful auction occurs, a suitable buyer is found outside of the auction process or an issuer redeems its security.

    At July 2, 2011, ARS market information in certain cases was insufficient to determine the fair value of the Company's investments in ARS. Given the complexity of ARS investments, the Company obtained the assistance of an independent valuation firm to assist management in assessing the fair value of its ARS portfolio. The third party valuations developed to estimate the ARS fair value were determined using a combination of two calculations (1) a discounted cash flow model, where the expected cash flows of the ARS are discounted to the present using a yield that incorporates compensation for illiquidity, and (2) a market comparables method, where the ARS are valued based on indications, from the secondary market, of what discounts buyers demand when purchasing similar ARS. The valuations include numerous assumptions such as assessments of the underlying structure of each security, expected cash flows, discount rates, credit ratings, workout periods, and overall capital market liquidity.

    During 2008, a corporate debt ARS position with a face value of  $4,000 was exchanged for the underlying 30 year notes due 2037 (former-auction corporate debt security). At July 2, 2011, the Company values this security on a Level 1 basis, with a fair value of  $3,128. Interest income of  $46 and  $92 was recognized to accrete the amortized cost basis of the Company's existing and former-auction debt securities during the three and six month periods ended July 2, 2011, respectively. In 2010, interest accretion of  $392 was recorded in the fourth quarter.

    The Company considers it more likely than not that it will sell its existing and former-auction debt securities prior to a recovery in valuation.

    For the three and six months ended July 2, 2011, the table below provides a reconciliation of the beginning and ending balances for each type of security valued using a Level 3 valuation.

( $ in 000's)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Six months ended July 2, 2011
	State & Municipal Security (a)	Corporate Debt Security (b)	Preferred Equity Securities (c)	Total
Balance at January 1, 2011	$1,695	$1,199	$3,110	$6,004
Total gains or losses realized/unrealized
Included in earnings (loss)
- quarter ended April 2, 2011	53	9	-	62
- quarter ended July 2, 2011	22	9	-	31
Included in other comprehensive income(loss)
- quarter ended April 2, 2011	(22)	84	97	159
- quarter ended July 2, 2011	54	187	216	457
Purchases, redemptions, and settlements:
Purchases	-	-	-	-
Redemptions
- quarter ended April 2, 2011	(100)	-	-	(100)
- quarter ended July 2, 2011	-	-	-	-
Settlements	-	-	-	-
Transfers in and/or out of Level 3 (d)
- quarter ended April 2, 2011	-	-	-	-
- quarter ended July 2, 2011	(1,702)	-	(2,565)	(4,267)
Balance at July 2, 2011	$-	$1,488	$858	$2,346

Amount of total gains or losses for the period included in earnings(loss) attributable to the change in unrealized gains or losses relating to Level 3 assets still held at the reporting date
- as of April 2, 2011	23	9	-	32
- as of July 2, 2011	-	9	-	9
Level 3 securities held at July 2, 2011:
Face value	-	$2,500	$3,125	$5,625
Financial ratings	-	A	A2 & NR
Weighted average interest rate (*)	-	2.0%	1.9%	2.0%
Maturity date	-	2036	N/A
* Interest rates are reset every one to three months based on a premium to AA Commercial Paper, LIBOR or Treasury Bill rates.
(a) Security represents an interest in pooled student loans that are guaranteed by the Federal Family Education Loan Program.
(b) Security issued by a publicly-held insurance company trust, which holds investments in  U.S. Government obligations, highly rated commercial paper and money market funds and other investments approved by two credit rating agencies. The trust is funded by life insurance residuals. If the residuals are insufficient, the security becomes an obligation of the publicly-held insurance company.
(c) Preferred securities issued by i) diversified closed-end management investment company and ii) subsidiaries of two publicly-held debt default insurers.  The investment company is governed by the Investment Company Act of 1940 with regard to operating standards, antifraud rules, diversification requirements and an asset coverage requirement for asset backing of 200% of the par value of the preferred stock issued.  One of the debt default insurers no longer pays interest and the security has been written to zero.
(d) After having assessed external valuations and observing sustained trading in similar securities through July 2, 2011, the Company transferred its state and municipal debt security and closed-end preferred security from Level 3 to Level 2.

    For the three and six month period ended July 3, 2010, the table below provides a reconciliation of the beginning and ending balances for each type of security valued using a Level 3 valuation.

( $ in 000's)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Six months ended July 3, 2010
	State & Municipal Security (a)	Corporate Debt Security (b)	Preferred Equity Securities (c)	Total
Balance at January 1, 2010	$1,805	$1,106	$3,703	$6,614
Total gains or losses realized/unrealized
Included in earnings (loss)
- quarter ended April 3, 2010	38	-	-	38
- quarter ended July 3, 2010	38	-	265	303
Included in other comprehensive income(loss)
- quarter ended April 3, 2010	37	23	42	102
- quarter ended July 3, 2010	23	(11)	(122)	(110)
Purchases, redemptions, and settlements:
Purchases	-	-	-	-
Redemptions
- quarter ended April 3, 2010	(100)	-	-	(100)
- quarter ended July 3, 2010	(100)	-	(875)	(975)
Settlements	-	-	-	-
Transfers in and/or out of Level 3	-	-	-	-
Balance at July 3, 2010	$1,741	$1,118	$3,013	$5,872

INVENTORIES	6 Months Ended
Jul. 02, 2011
INVENTORIES
INVENTORIES
5.    INVENTORIES

    Inventories are stated at the lower of cost (first-in, first-out method) or market.  Inventories consist of the following:

	July 2, 2011	December 31, 2010

Raw materials	$4,589	$3,615
Work in process	7,442	10,792
Finished goods	9,234	6,327
Total	$21,265	$20,734

STOCK BASED COMPENSATION	3 Months Ended
Jul. 02, 2011
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION
6.    STOCK BASED COMPENSATION

Equity Compensation Plans

The Company had 4 equity compensation plans under which equity securities are authorized for issuance to employees and/or directors:
The 1995 Long-Term Incentive and Share Award Plan for Officers and Directors (terminated February 28, 2005) (1995 Plan);
The 1997 Long Term Incentive and Share Award Plan (1997 Plan);
The 2005 Long Term Incentive and Share Award Plan (2005 Plan, collectively with the 1995 Plan and the 1997 Plan, the Plans); and
The Employee Stock Purchase Plan (ESP Plan).

    Employees and outside directors have been granted restricted stock shares or units (collectively, restricted stock) and options to purchase shares of common stock under stock option plans adopted in 1995, 1997 and 2005. An aggregate of 4,913, 5,100 and 16,050 shares of common stock were reserved for issuance under the 1995 Plan, the 1997 Plan and the 2005 Plan, respectively. The Plans provide for the granting of stock options, stock appreciation rights, restricted stock and other share based awards to eligible employees and directors, as defined in the Plans. Option grants have terms of ten years and become exercisable in varying amounts over periods of up to three years. To date, no stock appreciation rights have been granted under the Plans. On February 1, 2009, a CEO inducement award of 700 stock options was granted outside of the Plans and the unvested portion of that award contractually vested upon separation on March 28, 2011.

    In 1995, the Company adopted the ESP Plan under Section 423 of the Internal Revenue Code. All full-time employees of ANADIGICS, Inc. and part-time employees, as defined in the ESP Plan, are eligible to participate in the ESP Plan. An aggregate of 6,694 shares of common stock were reserved for offering under the ESP Plan. Offerings are made at the commencement of each calendar year and must be purchased by the end of that calendar year. Pursuant to the terms of the ESP Plan, shares purchased and the applicable per share price were 488 and  $3.83, respectively for the year ended December 31, 2010.

    The table below summarizes stock based compensation by source and by financial statement line item for the three and six month periods:

	Three months ended		Six months ended
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010

Amortization of restricted stock	$2,198	$1,810	$4,886	$3,661
Amortization of ESP Plan	200	200	400	400
Amortization of stock option awards	178	294	780	800
Total stock based compensation	$2,576	$2,304	$6,066	$4,861

By Financial Statement line item
Cost of sales	$593	$589	$1,203	$1,162
Research and development expenses	727	832	2,273	1,683
Selling and administrative expenses	1,336	883	2,670	2,016
Restructuring charge	(80)	-	(80)	-

    No tax benefits have been recorded due to the Company's full valuation allowance position.

    Stock based compensation for the six months ended July 2, 2011 includes  $684 for equity awards associated with the management separation charge recorded during the first quarter of 2011.

Restricted Stock and Stock Option Awards

    Commencing in August 2004, the Company began granting restricted stock shares. The value of restricted stock grants are fixed upon the date of grant and amortized over the related vesting period of six months to three years.  Restricted stock is subject to forfeiture if employment terminates prior to vesting.  The Company estimates that approximately 2.5% of its restricted stock and stock option awards are forfeited annually (exclusive of LTI's, as described below).  The restricted stock shares carry voting and certain forfeitable dividend rights commencing upon grant, whereas restricted stock units do not. Neither restricted stock shares nor restricted stock units may be traded or transferred prior to vesting.  Grant, vest and forfeit activity and related weighted average (WA) price per share for restricted stock and for stock options during the period from January 1, 2010 to July 2, 2011 is presented in tabular form below:

	Restricted Stock Shares		Restricted Stock Units		Stock Options
	Shares	WA price/ share	Units	WA price/ unit	Issuable upon exercise	WA exercise price

Outstanding at January 1, 2010	638	$9.90	828	$3.36	5,307	$5.32
Granted	-	-	2,009	4.33	121	5.08
Shares vested/options exercised	(279)	9.74	(1,338)	3.56	(758)	1.99
Forfeited/expired	(179)	11.66	(39)	4.16	(527)	12.90
Balance at December 31, 2010	180	$8.39	1,460	$4.49	4,143	$4.96
Granted	-	-	2,432	6.08	1,061	3.29
Shares vested/options exercised	(178)	8.40	(896)	4.78	(117)	2.18
Forfeited/expired	(1)	9.72	(393)	6.04	(128)	11.43
Balance at July 2, 2011	1	$6.08	2,603	$5.64	4,959	$4.50

    In June 2011, the Company's Chief Executive Officer and Chief Financial Officer were awarded a base grant of 417 long-term incentive (LTI) stock options contingent upon the Company's shareholder return performance against the performance of the Philadelphia Semiconductor Index component companies.  The award and performance will be evaluated annually in one-third increments measuring Company shareholder returns during the one, two and three year periods following the award. Depending upon performance, the number of shares issuable pursuant to the LTI stock options can range from 50% to 150% of the base option shares.  Company performance below the 25th-percentile in a measurement period would result in no vesting for that period.  The LTI stock options have an exercise price of  $3.24, a ten year term to expiration, and an average fair value of  $2.62.  The fair value estimate was calculated with the assistance of a valuation consultant using a Monte Carlo Simulation model.

    Stock based compensation for the six months ended July 2, 2011 includes  $684 for equity awards associated with the management separation charge recorded during the six months ended July 2, 2011.

As of July 2, 2011

Unrecognized stock based compensation cost
Option plans	$3,537
Restricted stock	$11,105
Weighted average remaining recognition period
Option plans	2.2 years
Restricted stock	2.2 years

Stock options outstanding at July 2, 2011 are summarized as follows:

Range of exercise prices	Outstanding Options at July 2, 2011	Weighted average remaining contractual life	Weighted average exercise price	Exercisable at July 2, 2011	Weighted average exercise price

$1.39 - $1.93	857	7.4	$1.93	588	$1.93
$2.03 - $3.30	2,482	4.2	$2.61	1,438	$2.15
$3.65 - $8.79	727	4.3	$6.36	608	$6.60
$8.84 - $18.98	893	3.9	$10.71	893	$10.71

Valuation Method for ESP Plan and Stock Option Awards

    The fair value of these equity awards was estimated at the date of grant using a Black-Scholes option pricing model. The weighted average assumptions and fair values for stock based compensation grants used for the six month periods ended July 2, 2011 and July 3, 2010 were (excludes the aforementioned LTI option grants):

	Six months ended
	July 2, 2011	July 3, 2010
Stock option awards:
Risk-free interest rate	2.2%	2.6%
Expected volatility	65%	85%
Average expected term (in years)	5.0	5.0
Expected dividend yield	0.0%	0.0%
Weighted average fair value of options granted	$1.85	$3.21

ESP Plan:
Risk-free interest rate	0.2%	0.3%
Expected volatility	58%	61%
Average expected term (in years)	1.0	1.0
Expected dividend yield	0.0%	0.0%
Weighted average fair value of purchase option	$1.05	$1.44

    For equity awards with expected terms of greater than one year, the assumption for expected volatility is based on a combination of implied and historical volatility, whereas for equity awards with an expected term of one year or less, the assumption is solely based on the Company's historical volatility.

LEGAL PROCEEDINGS	6 Months Ended
Jul. 02, 2011
LEGAL PROCEEDINGS
LEGAL PROCEEDINGS
7.    LEGAL PROCEEDINGS

    On or about November 11, 2008, plaintiff Charlie Attias filed a putative securities class action lawsuit in the United States District Court for the District of New Jersey, captioned Charlie Attias v. Anadigics, Inc., et al., No. 3:08-cv-05572, and, on or about November 21, 2008, plaintiff Paul Kuznetz filed a related class action lawsuit in the same court, captioned Paul J. Kuznetz v. Anadigics, Inc., et al., No. 3:08-cv-05750 (jointly, the "Class Actions").  The Complaints in the Class Actions, which were consolidated under the caption In re Anadigics, Inc. Securities Litigation, No. 3:08-cv-05572, by an Order of the District Court dated November 24, 2008, seek unspecified damages for alleged violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as well as Rule 10b-5 promulgated thereunder, in connection with alleged misrepresentations and omissions in connection with, among other things, Anadigics's manufacturing capabilities and the demand for its products.  On October 23, 2009, plaintiffs filed a Consolidated Amended Class Action Complaint, (the "First Amended Complaint"), which names the Company, a current officer and a former officer-director, and alleges a proposed class period that runs from July 24, 2007 through August 7, 2008.  On December 23, 2009, defendants filed a motion to dismiss the First Amended Complaint; that motion was fully briefed as of March 30, 2010.  After holding extensive oral argument on defendants' motion on August 3, 2010, the District Court found plaintiffs' First Amended Complaint to be deficient, but afforded them another opportunity to amend their pleading.  The District Court therefore denied defendants' motion to dismiss without prejudice to defendants' renewing the motion in response to plaintiffs' Second Amended Complaint, which plaintiffs filed on October 4, 2010.  The Second Amended Complaint, which contains the same substantive claims that were alleged in the First Amended Complaint, alleges a proposed class period that runs from February 12, 2008 through August 7, 2008.  Defendants filed a motion to dismiss the Second Amended Complaint on December 3, 2010.  That motion is fully briefed and pending before the District Court.

    On or about January 14, 2009, a shareholder's derivative lawsuit, captioned Sicari v. Anadigics, Inc., et al., No. SOM-L-88-09, was filed in the Superior Court of New Jersey, and, on or about February 2, 2009, a related shareholder's derivative lawsuit, captioned Moradzadeh v. Anadigics, Inc., et al., No. SOM-L-198-09, was filed in the same court (jointly, the "Derivative Lawsuits").  The Derivative Lawsuits seek unspecified damages for alleged state law claims against certain of the Company's current and former directors arising out of the matters at issue in the Class Actions.  By Order dated March 6, 2009, the New Jersey Superior Court consolidated the Derivative Lawsuits under the caption In re Anadigics, Inc. Derivative Litigation, No. SOM-L-88-09.  By Order dated March 27, 2009, the Superior Court stayed the Derivative Lawsuits pending disposition of the defendants' motion to dismiss the First Amended Complaint in the Class Actions.  By Order dated September 13, 2010, the Superior Court extended the stay of the Derivative Lawsuits until the disposition of defendants' motion to dismiss the Second Amended Complaint in the Class Actions.

    Because the Class Actions and the Derivative Lawsuits, which are in a preliminary stage, do not specify alleged monetary damages, the Company is unable to reasonably estimate a possible range of loss, if any, to the Company in connection therewith.

    The Company is also a party to ordinary course litigation arising out of the operation of our business. The Company believes that the ultimate resolution of such ordinary course litigation should not have a material adverse effect on its consolidated financial condition or results of operations.